Derivative financial instruments - Schedule of fair values of financing derivatives by type (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 482	£ 368
Derivative liabilities	(1,202)	(1,244)
Total	(720)	(876)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	375	333
Derivative liabilities	(1,138)	(1,126)
Total	(763)	(793)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	98	43
Derivative liabilities	(196)	(110)
Total	(98)	(67)
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	193	234
Derivative liabilities	(766)	(844)
Total	(573)	(610)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets	53	16
Derivative liabilities	(81)	(68)
Total	(28)	(52)
Foreign exchange forward contracts | Capital expenditure
Disclosure of detailed information about financial instruments [line items]
Total	(45)	(36)
Inflation-linked swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	31	40
Derivative liabilities	(95)	(104)
Total	£ (64)	£ (64)